SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 – 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Schedule of Estimated Useful Lives of Intangible Assets

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3-5 years
Licensed copyright	The shorter of contractual terms or estimated useful lives of the assets
Teaching course materials	10 years